Foreign Activities (Schedule Of Estimated Total Assets Revenue And Income Loss By Geographic Area) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Foreign Activities Disclosure [Line Items]
Total revenue	¥ 4,495,430	[1]	¥ 4,036,532	[1],[2]	¥ 4,244,966	[1]
Total expense	3,079,559	[3]	3,186,590	[3]	3,423,154	[3]
Income (loss) before income tax expense (benefit)	1,415,871		849,942		821,812
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,069,124		416,231		452,645
Total assets at end of fiscal year	230,559,276		215,202,514		202,850,243
Domestic [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	3,016,008	[1]	2,936,875	[1],[2]	2,969,012	[1]
Total expense	2,248,856	[3]	2,438,729	[3]	2,782,950	[3]
Income (loss) before income tax expense (benefit)	767,152		498,146		186,062
Net income (loss) attributable to Mitsubishi UFJ Financial Group	499,125		163,334		(103,003)
Total assets at end of fiscal year	151,999,696		148,702,461		145,778,973
Foreign, United States Of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	426,377	[1]	192,775	[1],[2]	431,095	[1]
Total expense	327,565	[3]	284,557	[3]	266,549	[3]
Income (loss) before income tax expense (benefit)	98,812		(91,782)		164,546
Net income (loss) attributable to Mitsubishi UFJ Financial Group	95,565		(119,829)		162,687
Total assets at end of fiscal year	30,730,705		28,457,027		23,470,398
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	256,495	[1]	290,482	[1],[2]	238,658	[1]
Total expense	160,061	[3]	151,077	[3]	130,533	[3]
Income (loss) before income tax expense (benefit)	96,434		139,405		108,125
Net income (loss) attributable to Mitsubishi UFJ Financial Group	78,442		113,593		90,032
Total assets at end of fiscal year	23,224,502		18,620,484		17,044,207
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	585,474	[1]	450,651	[1],[2]	470,868	[1]
Total expense	268,349	[3]	223,253	[3]	238,735	[3]
Income (loss) before income tax expense (benefit)	317,125		227,398		232,133
Net income (loss) attributable to Mitsubishi UFJ Financial Group	274,951		192,753		193,422
Total assets at end of fiscal year	15,938,673		12,410,540		10,908,164
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	211,076	[1],[4]	165,749	[1],[2],[4]	135,333	[1],[4]
Total expense	74,728	[3],[4]	88,974	[3],[4]	4,387	[3],[4]
Income (loss) before income tax expense (benefit)	136,348	[4]	76,775	[4]	130,946	[4]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	121,041	[4]	66,380	[4]	109,507	[4]
Total assets at end of fiscal year	¥ 8,665,700	[4]	¥ 7,012,002	[4]	¥ 5,648,501	[4]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	For the fiscal year ended March 31, 2012, Total revenue of United States of America includes an other-than-temporary impairment loss of Morgan Stanley's common stock. See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley's common stock.
[3]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[4]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.